Earnings per share	6 Months Ended
Jun. 30, 2022
Earnings per share [Abstract]
Earnings per share
Note 21. - Earnings per share
Basic earnings per share have been calculated by dividing the profit/(loss) attributable to equity holders of the Company by the average number of outstanding shares.
Diluted earnings per share for the six-month period ended June 30, 2022 have been calculated considering the potential issuance of 3,347,305 shares on the settlement of the Green Exchangeable Notes (Note 14) and the potential issuance of 879,197 shares to Algonquin under the agreement signed on August 3, 2021, according to which Algonquin has the option, on a quarterly basis, to subscribe such number of shares to maintain its percentage in Atlantica in relation to the use of the ATM program (Note 13). Diluted earnings per share for the six-month period ended June 30, 2021 was calculated considering the potential issuance of 3,347,305 shares on the settlement of the Green Exchangeable Notes.

Item	For the six-month period ended June 30,
	2022	2021
	($ in thousands)
Profit/(loss) attributable to Atlantica	4,070	(6,829)
Average number of ordinary shares outstanding (thousands) - basic	113,541	110,594
Average number of ordinary shares outstanding (thousands) - diluted	117,665	113,941
Earnings per share for the period (U.S. dollar per share) - basic	0.04	(0.06)
Earnings per share for the period (U.S. dollar per share) - diluted	0.03	(0.06)